COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 8- COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:	2021	2020
Related parties (1)	$1,464,811	$1,339,352
General operating	5,543,746	3,965,135
Accrued interest on debt (2)	1,896,674	1,328,939
Credit card balances	169,454	173,972
Accrued payroll and other expenses	320,481	296,590
Taxes and fees payable	642,640	641,012
Unfavorable lease liability	30,303	121,140
Total	$10,068,109	$7,866,140

 _______________

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.
(2)	Portion relating to related parties is $818,013 and $679,380 for September 30, 2021 and December 31, 2020, respectively

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 4.37 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2021 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. An equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of September 30, 2021 and December 31, 2020, operating lease liabilities arising from operating leases were $6,836,419 and $5,555,674, respectively. During the nine months ended September 30, 2021, cash paid for amounts included for the measurement of lease liabilities was $792,010 and the Company recorded lease expense in the amount of $1,824,386 in cost of sales.

The Company entered into an operating lease agreement for location rights for certain QuikLABS. The operating lease agreement started October 1, 2020 and goes for three years at $9,798 per month. In addition, the Company entered an operating agreement to lease colocation space for 5 years. This operating agreement started October 1, 2020 for $7,140 per month.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of September 30, 2021.

2021	$2,523,086
2022	1,910,485
2023	1,370,092
2024	1,044,693
2025	703,343
Thereafter	209,872
Total operating lease liabilities	7,761,571
Amount representing interest	(925,152)
Total net present value	$6,836,419

Office lease used by CEO

The Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The company has paid $22,500 and $22,500 in rent and utility payments for this space for the nine months ended September 30, 2021 and 2020, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

2021	$864,025
2022	44,836
2023	—
2024	—
2025	—
Thereafter	—
Total financing lease liabilities	908,861
Amount representing interest	(40,274)
Total future payments (1)(2)	$868,587

____________________

(1)	Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

(2)

Also included are leases under Xroads Equipment Agreements with a third party that allows the Company to pay between $10,780 and $11,288 per month, including interest, starting between November 16, 2020 and February 22, 2021 for eleven months with a $1 value acquisition price at the termination of the leases.

Other Commitments and Contingencies

Employment Agreements

The Company has employment agreements with certain employees of SDM, K Telecom and Aire Fitness. The agreements are such that SDM, K Telecom and Aire Fitness, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment is guaranteed for five years whether or not Ms. Caudle is dismissed with cause.

Litigation

We have been named in a lawsuit by EMA Financial, LLC (“EMA”) for failing to comply with a Securities Purchase Agreement entered into in June 2019. More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months. EMA has claimed in excess of $650,975 in relief. The Company has filed an answer and counterclaim. The Company does not believe at this time that any negative outcome would result in more than the $743,491 it has recorded on its balance sheet as of September 30, 2021.

A lawsuit was filed in Michigan by the one of the former owners of SpeedConnect, LLC, John Ogren. Mr. Ogren claimed he was owed back wages related to the acquisition agreement wherein the Company acquired the assets of SpeedConnect, LLC and kept him on through a consulting agreement. The Company’s position was that he ultimately resigned in writing and was not due any back wages. In August 2021, Mr. Ogren was awarded $334,908 in back wages by an Arbitrator. This amount has been included in accounts payable as of September 30, 2021 and expensed in the statement of operations as other expenses in the nine months ended September 30, 2021. Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement, which was paid in October 2021, with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022.

The Company has been named in a lawsuit, Robert Serrett vs. TruCom, Inc., by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. We recently learned that Mr. Serrett received a default judgement in Texas on May 15, 2018 for $70,650 plus $3,500 in attorney fees and 5% interest and court costs. However, he has made no attempt that we are aware of to obtain a sister state judgment in Arizona, where Trucom resides, or to try and enforce the judgement and collect. Management believes it has good and meritorious defenses and does not belief the outcome of the lawsuit will have any material effect on the financial position of the Company.

We have been named in a lawsuit by a collection law firm on behalf of Pinnacle Towers LLC and Crown Atlantic Company Inc., against TPT Global Tech, Inc. The claim derives from an outstanding debt by incurred by Copperhead Digital. The lawsuit is over unpaid rent that should have been paid by Copperhead Digital but was not paid. The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal of the claims which amount to $386,030.62 plus interest, costs and attorney fees. The Company has accounted for approximately $600,000 in payables on its consolidated balance sheet as of September 30, 2021 for this subsidiary payable.

We are not currently involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect. We anticipate that we (including current and any future subsidiaries) will from time to time become subject to claims and legal proceedings arising in the ordinary course of business. It is not feasible to predict the outcome of any such proceedings and we cannot assure that their ultimate disposition will not have a materially adverse effect on our business, financial condition, cash flows or results of operations.

Customer Contingencies

The Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of these amounts. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of September 30, 2021 and December 31, 2020.

Stock Contingencies

The Company has convertible debt, preferred stock, options and warrants outstanding for which common shares would be required to be issued upon exercise by the holders. As of September 30, 2021, the following shares would be issued:

Convertible Promissory Notes	247,518,177
Series A Preferred Stock (1)	1,327,317,125
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	10,711,596
Stock Options and Warrants	3,333,333
1,591,468,923

___________

(1)

Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,000,000,000 shares are currently authorized.

(2)

Holders of the Series D Preferred Stock may decide after 18 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series D Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00.

During the fourth quarter of 2020, the related party holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for Series D Preferred Stock through a separate $12 Million Private Placement, conditioned on the Company raising at least $12,000,000 in a separate Form 1-A Offering.

Part of the consideration in the acquisition of Aire Fitness was the issuance of 500,000 restricted common shares of the Company vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading. To date, this has not occurred but may happen in the future upon which the Company will issue 500,000 common shares to the non-controlling interest owners of Aire Fitness.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:
Related parties (1)	$1,339,352	$1,141,213
General operating	3,965,135	3,342,952
Accrued interest on debt (2)	1,328,939	793,470
Credit card balances	173,972	183,279
Accrued payroll and other expenses	296,590	207,108
Taxes and fees payable	641,012	633,357
Unfavorable lease liability	121,140	242,256
Total	$7,866,140	$6,543,635

(1) (2)

Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

Portion relating to related parties is $679,380 and $481,942 for December 31, 2020 and 2019, respectively.

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 4.2 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2021 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. Our Michigan main office lease and an equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of December 31, 2020, operating lease right-of-use assets and liabilities arising from operating leases were $4,732,459 and $5,555,674, respectively. During the year ended December 31, 2020, cash paid for amounts included for the measurement of lease liabilities was $2,506,924 and the Company recorded lease expense in the amount of $2,846,068 in cost of sales.

The Company entered into an operating lease agreement for location rights for certain QuikLABS. The operating lease agreement start October 1, 2020 and goes for three years at $9,798 per month. In addition, the Company entered an operating agreement to lease colocation space for 5 years. This operating agreement starts October 1, 2020 for 7,140 per month.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of December 31, 2020.

2021	$2,790,694
2022	1,545,075
2023	1,002,903
2024	668,474
2025	354,398
Thereafter	93,242
Total operating lease liabilities	6,454,785
Amount representing interest	(899,111)
Total net present value	$5,555,674

Office lease used by CEO

During the years ended December 31, 2020 and 2019, the Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The Company has paid $30,000 and $30,857 in rent and utility payments for this space for the year ended December 31, 2020 and 2019, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

2021	$864,025
2022	10,780
2023	-
2024	-
2025	-
Thereafter	-
Total financing lease liabilities	874,805
Amount representing interest	(35,233)
Total future payments (1)(2)	$839,572

(3)	Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.
(4)

Also included are leases under Xroads Equipment Agreements with a third party that allows the Company to pay between $11,288 and $11,780 per month, including interest, starting between November 16, 2020 and February 22, 2021 for eleven months with a $1 value acquisition price at the termination of the leases.

Other Commitments and Contingencies

Employment Agreements

The Company has employment agreements with certain employees of SDM, K Telecom and Aire Fitness. The agreements are such that SDM, K Telecom and Aire Fitness, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment is guaranteed for five years whether or not Ms. Caudle is dismissed with cause.

Litigation

We have been named in a lawsuit by EMA Financial, LLC (“EMA”) for failing to comply with a Securities Purchase Agreement entered into in June 2019. More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months. EMA has claimed in excess of $7,614,967 in relief. The Company has filed a motion in response for which EMA has filed a motion to dismiss. The Company does not believe at this time that any negative outcome would result in more than the $593,120 it has recorded on its balance sheet as of December 31, 2020.

A lawsuit was filed in Michigan by the one of the former owners of SpeedConnect, LLC, John Ogren. Mr. Ogren claims he is owed back wages related to the acquisition agreement wherein the Company acquired the assets of SpeedConnect, LLC and kept him on through a consulting agreement. He ultimately resigned in writing and now claims that even though he resigned he should still have been paid. Mr. Ogren is claiming wages of $354,178 plus interest, fees and costs. The consulting agreement called for arbitration. We understand that Mr. Ogren is in the process of dismissing the lawsuit and that he wants to pursue his claim through arbitration. Management does not believe the Company has any liability in this claim and will pursue its defenses vigorously.

The Company has been named in a lawsuit, Robert Serrett vs. TruCom, Inc., by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. We recently learned that Mr. Serrett received a default judgement in Texas on May 15, 2018 for $70,650 plus $3,500 in attorney fees and 5% interest and court costs. However, he has made no attempt that we are aware of to obtain a sister state judgment in Arizona, where Trucom resides, or to try and enforce the judgement and collect. Management believes it has good and meritorious defenses and does not belief the outcome of the lawsuit will have any material effect on the financial position of the Company.

We are not currently involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect. We anticipate that we (including current and any future subsidiaries) will from time to time become subject to claims and legal proceedings arising in the ordinary course of business. It is not feasible to predict the outcome of any such proceedings and we cannot assure that their ultimate disposition will not have a materially adverse effect on our business, financial condition, cash flows or results of operations.

Customer Contingencies

The Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of these amounts. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of December 31, 2020 and 2019.

Stock Contingencies

The Company issued 7,500,000 shares of stock to Mr. Littman in accordance with its December 28 and 29, 2020 agreements as described in Note 8. These shares were included in a Form S-1 filed by the Company on January 15, 2021. To date, we understand the shares have not been sold and thus there is no calculated shortfall as outlined in Note 8, but this may happen, which shortfall, if it occurs, is unknown at this time.

The Company has convertible debt, preferred stock, options and warrants outstanding for which common shares would be required to be issued upon exercise by the holders. As of December 31, 2020, the following shares would be issued:

Convertible Promissory Notes	175,316,748
Series A Preferred Stock (1)	1,243,987,624
Series B Preferred Stock	2,588,693
Stock Options and warrants	4,333,333
1,426,226,398

(1) Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of the then outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,000,000,000 shares are currently authorized.

During the fourth quarter of 2020, the related party holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for Series D Preferred Stock through a separate $12 Million Private Placement, conditioned on the Company raising at least $12,000,000 in a separate Form 1-A Offering.

Part of the consideration in the acquisition of Aire Fitness was the issuance of 500,000 restricted common shares of the Company vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading. To date, this has not occurred but may happen in the future upon which the Company will issue 500,000 common shares to the non-controlling interest owners of Aire Fitness.